Exhibit 99.1

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

Collection Period Start	1-Aug-26	Distribution Date	15-Sep-26
Collection Period End	31-Aug-26	30/360 Days	30
Beg. of Interest Period	17-Aug-26	Actual/360 Days	29
End of Interest Period	15-Sep-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,125,500,324.86	909,414,115.33	884,519,260.37	0.7858898
Total Securities		1,125,500,324.86	909,414,115.33	884,519,260.37	0.7858898
Class A-1 Notes	4.467000%	91,900,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.440000%	207,600,000.00	141,085,404.80	127,751,628.00	0.6153739
Class A-2b Notes	4.106500%	180,000,000.00	122,328,385.67	110,767,307.51	0.6153739
Class A-3 Notes	4.320000%	387,600,000.00	387,600,000.00	387,600,000.00	1.0000000
Class A-4 Notes	4.350000%	61,430,000.00	61,430,000.00	61,430,000.00	1.0000000
Class B Notes	4.560000%	33,770,000.00	33,770,000.00	33,770,000.00	1.0000000
Class C Notes	4.810000%	37,700,000.00	37,700,000.00	37,700,000.00	1.0000000
Certificates	0.000000%	125,500,324.86	125,500,324.86	125,500,324.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	13,333,776.80	522,016.00	64.2282120	2.5145279
Class A-2b Notes	11,561,078.16	404,664.00	64.2282120	2.2481333
Class A-3 Notes	0.00	1,395,360.00	0.0000000	3.6000000
Class A-4 Notes	0.00	222,683.75	0.0000000	3.6250000
Class B Notes	0.00	128,326.00	0.0000000	3.8000000
Class C Notes	0.00	151,114.17	0.0000000	4.0083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,894,854.96	2,824,163.92

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					9,540,263.82
Monthly Interest					7,748,197.75

Total Monthly Payments					17,288,461.57
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					517,253.99
Aggregate Sales Proceeds Advance					6,530,424.34

Total Advances					7,047,678.33
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					14,327,655.52
Excess Wear and Tear and Excess Mileage					52,886.61
Remaining Payoffs					0.00
Net Insurance Proceeds					848,275.15
Residual Value Surplus					719,319.08

Total Collections					40,284,276.26

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		8,230,274.72			417
Involuntary Repossession		287,866.00			14
Voluntary Repossession		559,030.00			23
Full Termination		180,952.00			9
Bankruptcty		—			—
Insurance Payoff			832,197.64		36
Customer Payoff				212,052.08	8
Grounding Dealer Payoff				4,485,425.96	157
Dealer Purchase				34,276.93	1

Total		9,258,122.72	832,197.64	4,731,754.97	665

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	36,995	1,127,683,715.11	10.00000%	909,414,115.33
Total Depreciation Received		(12,249,489.71)		(10,131,874.13)
Principal Amount of Gross Losses	(73)	(2,161,668.24)		(1,791,648.64)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(440)	(10,671,384.38)		(7,881,351.56)
Scheduled Terminations	(229)	(6,323,582.71)		(5,089,980.63)

Pool Balance - End of Period	36,253	1,096,277,590.07		884,519,260.37
Remaining Pool Balance
Lease Payment				243,945,104.41
Residual Value				640,574,155.96

Total				884,519,260.37

III. DISTRIBUTIONS

Total Collections	40,284,276.26
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	40,284,276.26
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	458,481.54
3. Reimbursement of Sales Proceeds Advance	5,175,675.45
4. Servicing Fee:
Servicing Fee Due	757,845.10
Servicing Fee Paid	757,845.10
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	6,392,002.09

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	522,016.00
Class A-2a Notes Monthly Interest Paid	522,016.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	404,664.00
Class A-2b Notes Monthly Interest Paid	404,664.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,395,360.00
Class A-3 Notes Monthly Interest Paid	1,395,360.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	222,683.75
Class A-4 Notes Monthly Interest Paid	222,683.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	128,326.00
Class B Notes Monthly Interest Paid	128,326.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	151,114.17
Class C Notes Monthly Interest Paid	151,114.17
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,824,163.92
Total Note and Certificate Monthly Interest Paid	2,824,163.92
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	31,068,110.25
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	24,894,854.96
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	24,894,854.96
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,173,255.29

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	4,502,001.30
Required Reserve Account Amount	7,315,752.11
Beginning Reserve Account Balance	7,315,752.11
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	7,315,752.11
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,173,255.29
Gross Reserve Account Balance	13,489,007.40
Remaining Available Collections Released to Seller	6,173,255.29
Total Ending Reserve Account Balance	7,315,752.11

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			15.32
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			63%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,723,334.13
Securitization Value of Defaulted Receivables and Casualty Receivables		1,791,648.64	73
Aggregate Defaulted and Casualty Gain (Loss)		(68,314.51)
Pool Balance at Beginning of Collection Period		909,414,115.33
Net Loss Ratio
Current Collection Period		-0.0075%
Preceding Collection Period		-0.0315%
Second Preceding Collection Period		-0.0289%
Third Preceding Collection Period		0.0092%
Cumulative Net Losses for all Periods		0.1730%	1,947,150.03

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.70%	6,383,803.07	247
61-90 Days Delinquent	0.22%	1,998,960.86	80
91-120 Days Delinquent	0.04%	373,786.14	16
More than 120 Days	0.01%	55,910.81	2

Total Delinquent Receivables:	0.96%	8,812,460.88	345

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.27%	0.26%
Preceding Collection Period		0.17%	0.17%
Second Preceding Collection Period		0.19%	0.19%
Third Preceding Collection Period		0.20%	0.18%
60 Day Delinquent Receivables		2,564,668.45
Delinquency Percentage		0.28%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		8,411,226.72	426
Securitization Value		7,905,084.31	426

Aggregate Residual Value Surplus (Loss)		506,142.41

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		29,822,760.35	1,439
Cumulative Securitization Value		27,844,824.53	1,439

Cumulative Residual Value Surplus (Loss)		1,977,935.82

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			6,477,708.04
Reimbursement of Outstanding Advance			5,175,675.45
Additional Advances for current period			6,530,424.34

Ending Balance of Residual Advance			7,832,456.93

Beginning Balance of Payment Advance			1,423,963.11
Reimbursement of Outstanding Payment Advance			458,481.54
Additional Payment Advances for current period			517,253.99

Ending Balance of Payment Advance			1,482,735.56

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO